                                                                                                                  February 17, 2010

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Wells Fargo Funds Trust
           Registration Statement on Form N-14
           File Number:  333-74295

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Wells Fargo Funds Trust (the "Trust").  This filing relates to the acquisition of the assets of:

-- Evergreen Asset Allocation Fund, a series of Evergreen Equity Trust, by and in exchange for shares of Wells Fargo Advantage Asset Allocation Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Evergreen Asset Allocation Fund), a series of the Trust;

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Evergreen Asset Allocation Fund (the “Target Fund”), at which shareholders of the Target Fund will be asked to vote on the proposed acquisition of their fund by the Acquiring Fund listed above.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectively requests an effective date of March 19, 2010 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3662.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.
Wells Fargo Legal Department

Enclosures

cc: Marco E. Adelphio, Esq.